Property and equipment, net	6 Months Ended
Mar. 31, 2025
Property, Plant and Equipment [Abstract]
Property and equipment, net

Note 5 – Property and equipment, net

Property and equipment, net, consist of the following:

	March 31, 2025	September 30, 2024
	(Unaudited)
Automobiles	$75,812	$49,151
Leasehold improvement	154,416	159,678
Subtotal	230,228	208,829
Less: accumulated depreciation	(97,565)	(81,002)
Property and equipment, net	$132,663	$127,827

Depreciation expense for the six months ended March 31, 2025 and 2024 amounted to $19,301 and $17,943, respectively.